Note 22 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
Issued ordinary shares
	Number of fully paid shares *	Amount

January 1,2016	10,510,232	54,569
Issued during the year	141,704	433
December 31, 2016	10,651,936	55,002
Share repurchased	(118,063)	(146)
Issued during the year	69,280	246
December 31, 2017	10,603,153	55,102
Issued during the year	—	—
December 31, 2018	10,603,153	55,102